Venezuelan Operations (Tables)	12 Months Ended
Dec. 31, 2015
Venezuelan Operations [Abstract]
Schedule of Foreign Currency Translation
As a consequence, the Company reassessed the exchange rate used for remeasurement purposes as follows:

			Effects of exchange rate change
Period	Exchange rate System applied	Exchange rate at System date change (VEF per US dollar)	Write down of inventories (i)	Impairment of long-lived assets (i)	Foreign currency exchange loss
From January 1, 2013 to February 7, 2013	SITME	5.30	—	—	—
From February 8, 2013 to February 28, 2014	Official exchange rate	6.30	—	—	15,379
From March 1, 2014 to May 31, 2014	SICAD	11.80	7,611	—	19,697
From June 1, 2014 to February 28, 2015	SICAD II	49.98	9,937	45,186	38,963
From March 1, 2015 up to date	SIMADI	177.00	3,250	7,804	8,046

(i)	Presented within Other operating income (expenses), net

(ii)	Presented within Foreign currency exchange results